Operating Leases (Details) - Schedule of Analyzed for Reporting Purposes - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of total operating lease liabilities [Abstract]
Non-current portion of operating lease liabilities – related party	$ 311,512	$ 365,823
Current portion of operating lease liabilities – related party	9,200,134	14,496,938
Total operating lease liabilities	261,108	306,050
Related Party [Member]
Schedule of total operating lease liabilities [Abstract]
Non-current portion of operating lease liabilities – related party	204,937	247,961
Current portion of operating lease liabilities – related party	$ 56,171	$ 58,089